Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity
The following table summarises our share option activity for the periods presented:

	2023		2022		2021
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	2,272	35.30	2,758	34.19	4,051	31.68
Granted	—	—	—	—	—	—
Exercised	(1,352)	33.86	(484)	29.00	(1,290)	26.33
Forfeited, expired or cancelled	—	—	(2)	23.21	(3)	19.68
Outstanding at end of year	920	37.42	2,272	35.30	2,758	34.19
Options exercisable at end of year	920	37.42	2,272	35.30	2,758	34.19

Disclosure of range of exercise prices of outstanding share options
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2023		2022		2021
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
15.01 to 25.00	—	0	—	0	151	0.85
25.01 to 40.00	920	1.60	2,272	2.20	2,607	3.04
Total	920	1.60	2,272	2.20	2,758	2.92

Disclosure of weighted average grant-date fair value of units granted
The following table summarises the weighted average grant date fair values per unit:

Restricted stock units and performance share units	2023	2022
Grant date fair value – service conditions (US$)	59.21	45.43
Grant date fair value – service and performance conditions (US$)	59.23	45.44